Other reserves, derivative warrant liabilities, and earnouts liabilities - Private and Public Warrants (Details)		1 Months Ended
	Mar. 31, 2022 $ / shares shares	Jan. 31, 2023 $ / shares shares	Dec. 31, 2025 $ / shares
Other reserves, derivative warrant liabilities, and earnouts liabilities
Number of warrants issued | shares	17,433,333
Exercise price of warrant	$ 11.5
Price per share	$ 450
Share split ratio		0.04
Threshold period for warrants that may not be transferred, assigned or sold by the holders after the completion of the Transaction	30 days
Public Warrants
Other reserves, derivative warrant liabilities, and earnouts liabilities
Number of warrants issued | shares	11,500,000	460,000
Exercise price of warrant		$ 287.5
Warrants exercisable term	5 years
Redemption price per warrant	$ 0.0025
Private Warrants
Other reserves, derivative warrant liabilities, and earnouts liabilities
Number of warrants issued | shares	5,933,333	237,333
Exercise price of warrant		$ 287.5	$ 4.79
Class A Ordinary Shares
Other reserves, derivative warrant liabilities, and earnouts liabilities
Number of shares that each warrant entitles | shares	1
Price per share	$ 11.5